Pension Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 TWD	Dec. 31, 2016 HKD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 185,000			$ 153,000
Prepaid pension	62,000			109,000
Fair value of plan assets	325,000			310,000
Accumulated other comprehensive income (loss)	(58,000)			0
Net periodic benefit cost (income)	(2,000)			(58,000)	$ (199,000)
Defined benefit plan, expected contribution in 2017	8,000
Benefit payments from 2017 to 2021	1,000
Benefit payments from 2022 to 2026	4,000
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Total amount of defined contribution pension expenses	$ 183,000			$ 318,000	$ 364,000
Taiwan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	2.00%	2.00%	2.00%
Hong Kong
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	5.00%	5.00%	5.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	45 months	45 months	45 months
Maximum | Taiwan | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 279	TWD 9,000
Maximum | Hong Kong | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 193		HKD 1,500
Minimum | Taiwan | Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	6.00%	6.00%	6.00%
For each of first 15 years of service
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	2 months	2 months	2 months
For each year of service thereafter
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	1 month	1 month	1 month